CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 6—CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Consolidated Balance Sheets that sum to the totals of such amounts shown in the Consolidated Statements of Cash Flows.

	December 31,
	2017	2016
	(In thousands)
Cash and cash equivalents	$390,263	$595,921
Restricted cash and cash equivalents	17,929	16,412
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	$408,192	$612,333

A majority of our restricted cash balances as of December 31, 2017 and 2016 serves as collateral for letters of credit, as further discussed in Note 12, Debt.